Other Assets - Summary of Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Insurance deposits		$ 5,350
Deferred financing costs		2,032	2,208
Other deposits (primarily utility)		1,176	1,130
Other		963	432
Total	$ 13,118	$ 9,521	$ 3,770